LEASES - Components of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 38	$ 34	$ 28
Amortization of right-of-use assets	1	1	1
Interest on lease liabilities	0	0	0
Total finance lease cost	1	1	1
Total lease cost	39	35	29
Short-term lease costs	$ 17	$ 13	$ 7